Related Party Transactions (Details) - Schedule of Net Outstanding Balances with Related Parties - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Shengling Xiang [Member]
Related Party Transactions (Details) - Schedule of Net Outstanding Balances with Related Parties [Line Items]
Total due from related party	$ 965
Total due to related parties		(46,623)
Related Party [Member]
Related Party Transactions (Details) - Schedule of Net Outstanding Balances with Related Parties [Line Items]
Total due from related party	965
Total due to related parties	(219,547)	(391,151)
Lingyi Kong [Member]
Related Party Transactions (Details) - Schedule of Net Outstanding Balances with Related Parties [Line Items]
Total due to related parties	(209,894)	(344,528)
Chunhua Xiang [Member]
Related Party Transactions (Details) - Schedule of Net Outstanding Balances with Related Parties [Line Items]
Total due to related parties	$ (9,653)